Financial assets at fair value through other comprehensive income and available for sale financial assets	12 Months Ended
Dec. 31, 2018
Financial assets at fair falue through other comprehensive income and available-for-sale financial assets [Abstract]
Available For Sale Financial Assets And Financial Assets at Fair Value Through Other Comprehensive Income

8. AFS FINANCIAL ASSETS AND FINANCIAL ASSETS AT FVTOCI

(1) Detail of AFS financial assets as of December 31, 2017 are as follows (Unit: Korean Won in millions):

	For the year ended December 31, 2017
	Amortized cost	Cumulative gains on valuation	Cumulative losses on valuation	Fair value
Debt securities:
Korean treasury and government agencies	2,338,760	1,193	(9,386)	2,330,567
Financial institutions	5,225,921	1,504	(10,159)	5,217,266
Corporates	2,727,016	3,851	(5,635)	2,725,232
Asset-backed securities	309,518	—	(1,337)	308,181
Bond denominated in foreign currencies	2,449,954	3,100	(10,475)	2,442,579
Others	35,154	21	(12)	35,163

Sub-total	13,086,323	9,669	(37,004)	13,058,988

Equity securities	982,393	430,921	(2,236)	1,411,078
Beneficiary certificates	697,655	18,701	(3,728)	712,628
Securities loaned	169,988	664	(396)	170,256

Total	14,936,359	459,955	(43,364)	15,352,950

(2) Details of financial assets at FVTOCI as of December 31, 2018 are as follows (Unit: Korean Won in millions):

December 31, 2018
Debt securities:
Korean treasury and government agencies	1,358,378
Financial institutions	11,252,790
Corporates	1,824,843
Bond denominated in foreign currencies	2,636,209

Sub-total	17,072,220

Equity securities	951,174
Securities loaned	40,029

Total	18,063,423

(3) Details of equity securities designated as financial assets at FVTOCI as of December 31, 2018 are as follows (Unit: Korean Won in millions):

December 31, 2018
Purpose of acquisition	Fair value
Strategic business partnership	662,934
Debt-equity swap	287,990
Others (Cooperative insurance, etc.)	250

Total	951,174

(4) Changes in the loss allowance and gross carrying amount of financial assets at FVTOCI are as follows (Unit: Korean Won in millions):

1) Loss allowance

	For the year ended December 31, 2018
	Stage 1	Stage 2	Stage 3	Total
Beginning balance(*1)	(4,107)	(129)	—	(4,236)
Transfer to 12-month expected credit losses	—	—	—	—
Transfer to lifetime expected credit losses	—	—	—	—
Transfer to credit-impaired financial assets	—	—	—	—
Net provision of loss allowance	(1,918)	(109)	—	(2,027)
Others(*2)	86	—	—	86

Ending balance	(5,939)	(238)	—	(6,177)

(*1)	The beginning balance was restated in accordance with IFRS 9.
(*2)	Others consist of foreign currencies translation, etc.

2) Gross carrying amount

	For the year ended December 31, 2018
	Stage 1	Stage 2	Stage 3	Total
Beginning balance	12,843,997	30,212	—	12,874,209
Transfer to 12-month expected credit losses	—	—	—	—
Transfer to lifetime expected credit losses	—	—	—	—
Transfer to credit-impaired financial assets	—	—	—	—
Acquisition	13,275,429	10,000	—	13,285,429
Disposal	(9,146,307)	(15,047)	—	(9,161,354)
Gain (loss) on valuation	70,017	(59)	—	69,958
Amortization on the effective interest method	10,195	47	—	10,242
Others(*)	33,765	—	—	33,765

Ending balance	17,087,096	25,153	—	17,112,249

(*)	Others consist of foreign currencies translation, etc.

(5) The Group disposed equity securities designated as financial assets at FVTOCI as the creditors determined to sell the securities for the year ended December 31, 2018. The fair value and accumulative gain on valuation of that equity securities at disposal date are 9,379 million Won and 1,392 million Won, respectively.